Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Exchange Rates
The most important exchange rates that have been used in preparing the financial statements are:

	Closing rate			Average rate
1 US dollar equals:	31 December 2022	31 December 2021	31 December 2020	31 December 2022	31 December 2021	31 December 2020
Argentinean peso	177.131872	102.749214	84.143520	—	—	—
Brazilian real	5.217705	5.580497	5.196694	5.164428	5.368651	5.133082
Canadian dollar	1.353834	1.270792	1.273981	1.297354	1.249693	1.346594
Colombian peso	4 807.99	3 977.14	3 438.52	4 211.36	3 741.19	3 689.50
Chinese yuan	6.898736	6.352382	6.537798	6.661729	6.456753	6.947936
Euro	0.937559	0.882924	0.814930	0.951768	0.841767	0.878101
Mexican peso	19.361452	20.583378	19.948838	20.123646	20.339905	21.182539
Pound sterling	0.831548	0.741903	0.732646	0.811905	0.725564	0.780195
Peruvian nuevo sol	3.820004	3.976006	3.621009	3.845294	3.877055	3.491580
South Korean won	1 260.16	1 188.32	1 088.02	1 286.17	1 139.06	1 185.02
South African rand	16.968472	15.947907	14.686598	16.392270	14.873785	16.213180

Summary of Estimated Useful Live of Assets Expected Utility
The estimated
useful lives are defined in terms of the asset’s expected utility to the company and can vary from one geographical area to another. On average the estimated useful lives are as follows:

Industrial buildings – other real estate properties	20 - 50 years
Production plant and equipment:
Production equipment	10 - 15 years
Storage, packaging and handling equipment	5 - 7 years
Returnable packaging:
Kegs	2 - 10 years
Crates	2 - 10 years
Bottles	2 - 5 years
Point of sale furniture and equipment	5 years
Vehicles	5 years
Information processing equipment	3 - 10 years